CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUE
EXPENSES
Income(loss) from discontinued operations
NET INCOME(LOSS)
Net Income(Loss) per share- basic and diluted
Weighted average number of common shares- basic and diluted	1,432,620	1,432,620